Annual Total Returns - FidelityMSCISectorIndexETFs-ComboPRO - FidelityMSCISectorIndexETFs-ComboPRO - Fidelity MSCI Materials Index ETF - Fidelity MSCI Materials Index ETF	Nov. 29, 2024
Bar Chart Table:
Annual Return 2014	5.75%
Annual Return 2015	(10.21%)
Annual Return 2016	21.46%
Annual Return 2017	23.41%
Annual Return 2018	(17.40%)
Annual Return 2019	23.55%
Annual Return 2020	19.36%
Annual Return 2021	27.60%
Annual Return 2022	(11.55%)
Annual Return 2023	13.66%